Summary of Significant Accounting Policies - Schedule of Interests in Significant Entities (Detail)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 03, 2014	Dec. 31, 2014
SouthGobi Resources Ltd. [Member]
Variable Interest Entity [Line Items]
Economic interest	47.90%		47.90%
Method	Significantly influenced investee at fair value	Consolidation
SouthGobi Resources Ltd. [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Economic interest		56.00%
SouthGobi Resources Ltd. [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Economic interest		53.90%
Oyu Tolgoi [Member]
Variable Interest Entity [Line Items]
Economic interest			66.00%
Method			Consolidation